UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Seneca Capital Management LLC
           -----------------------------------------------------
Address:   909 Montgomery Street
           Suite 500
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-06450
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Scott Smith
        -------------------------
Title:  Compliance Officer
        -------------------------
Phone:  (415) 486-6726
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Scott Smith                   San Francisco, CA                   11/06/2006
---------------                   -----------------                   ----------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          149
                                         -----------
Form 13F Information Table Value Total:     $419,183
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
ABBOTT LABORATORIES            COM              002824100     4808   98995 SH       SOLE              98995      0    0
ACTIVISION INC                 COM              004930202     2596  171915 SH       SOLE             171915      0    0
ADOBE SYSTEMS INC              COM              00724F101     3350   89430 SH       SOLE              89430      0    0
AEROPOSTALE INC                COM              007865108      292    9990 SH       SOLE               9990      0    0
AGILENT TECHNOLOGIES INC       COM              00846U101     5912  183497 SH       SOLE             183497      0    0
AIRCASTLE LTD                  COM              G0129K104      296   10180 SH       SOLE              10180      0    0
ALASKA COMM SYSTEMS GROUP      COM              01167p101      376   28310 SH       SOLE              28310      0    0
ALLIANCE DATA SYSTEMS CORP.    COM              018581108     2024   36672 SH       SOLE              36672      0    0
ALTRIA GROUP INC               COM              02209S103     2676   34945 SH       SOLE              34945      0    0
AMERICAN EXPRESS CO            COM              025816109     4994   89053 SH       SOLE              89053      0    0
AMERICAN TOWER CORP CL A       COM              029912201     9185  251649 SH       SOLE             251649      0    0
AMETEK INC                     COM              031100100     2492   57215 SH       SOLE              57215      0    0
AMGEN INC                      COM              031162100     8866  123941 SH       SOLE             123941      0    0
AMVESCAP PLC ADR               COM              03235E100     1162   53020 SH       SOLE              53020      0    0
APPLE COMPUTER INC             COM              037833100     9051  117579 SH       SOLE             117579      0    0
APPLIED MATERIALS INC          COM              038222105     3474  195935 SH       SOLE             195935      0    0
AQUANTIVE INC.                 COM              03839g105      265   11240 SH       SOLE              11240      0    0
ARTHROCARE CORP.               COM              043136100     1786   38125 SH       SOLE              38125      0    0
ATHEROS COMMUNICATIONS         COM              04743P108      303   16720 SH       SOLE              16720      0    0
BALL CORP.                     COM              058498106     2009   49671 SH       SOLE              49671      0    0
BASIC ENERGY SERVICES INC      COM              06985P100      230    9430 SH       SOLE               9430      0    0
BECKMAN COULTER INC.           COM              075811109     5548   96402 SH       SOLE              96402      0    0
BENCHMARK ELECTRONICS INC      COM              08160H101      303   11280 SH       SOLE              11280      0    0
BRIGHTPOINT INC                COM              109473405      348   24460 SH       SOLE              24460      0    0
BROADCOM CORP-CL A             COM              111320107     6646  219055 SH       SOLE             219055      0    0
BROWN FORMAN CORP CL-B         COM              115637209     1122   14630 SH       SOLE              14630      0    0
CARDINAL HEALTH INC            COM              14149Y108     7824  119027 SH       SOLE             119027      0    0
CB RICHARD ELLIS GROUP CL A    COM              12497T101     2268   92170 SH       SOLE              92170      0    0
CENTEX CORP                    COM              152312104     1113   21150 SH       SOLE              21150      0    0
CENTRAL EUROPEAN MEDIA ENT-A   COM              G20045202      606    9040 SH       SOLE               9040      0    0
CERADYNE INC                   COM              156710105      252    6130 SH       SOLE               6130      0    0
CHURCH & DWIGHT CO INC         COM              171340102     1093   27941 SH       SOLE              27941      0    0
CIRCUIT CITY STORES INC        COM              172737108     7868  313350 SH       SOLE             313350      0    0
CISCO SYSTEMS INC              COM              17275R102     5839  254118 SH       SOLE             254118      0    0
CITIGROUP INC.                 COM              172967101     7799  157014 SH       SOLE             157014      0    0
COGNIZANT TECH SOLUTIONS CORP. COM              192446102     9193  124210 SH       SOLE             124210      0    0
COLGATE-PALMOLIVE CO           COM              194162103     5720   92117 SH       SOLE              92117      0    0
CONAGRA INC                    COM              205887102     4549  185796 SH       SOLE             185796      0    0
CONCUR TECHNOLOGIES INC.       COM              206708109      296   20350 SH       SOLE              20350      0    0
CORNING INC                    COM              219350105     8327  341140 SH       SOLE             341140      0    0
CUBIST PHARMACEUTICALS INC     COM              229678107      252   11600 SH       SOLE              11600      0    0
CVS CORP                       COM              126650100     3298  102656 SH       SOLE             102656      0    0
CYMER INC                      COM              232572107      381    8680 SH       SOLE               8680      0    0
DIAMOND OFFSHORE DRILLING INC  COM              25271C102     1078   14900 SH       SOLE              14900      0    0
DYNAMIC MATERIALS CORP         COM              267888105      318    9800 SH       SOLE               9800      0    0
EATON CORP                     COM              278058102     1249   18142 SH       SOLE              18142      0    0
ELECTRONIC ARTS INC            COM              285512109     7636  136738 SH       SOLE             136738      0    0
ESCO ELECTRICS CORP            COM              296315104      313    6800 SH       SOLE               6800      0    0
EXPRESS SCRIPTS INC. - CL A    COM              302182100     1074   14245 SH       SOLE              14245      0    0
FEDERAL EXPRESS                COM              31428X106     4274   39332 SH       SOLE              39332      0    0
FIRST DATA CORP                COM              319963104     4577  108970 SH       SOLE             108970      0    0
GEHL CO                        COM              368483103      273   10190 SH       SOLE              10190      0    0
GENENTECH INC                  COM              368710406     8009   96847 SH       SOLE              96847      0    0
GENERAL ELECTRIC CO            COM              369604103    10308  292011 SH       SOLE             292011      0    0
GENLYTE GROUP                  COM              372302109      368    5170 SH       SOLE               5170      0    0
GEN-PROBE INC                  COM              36866t103     2193   46768 SH       SOLE              46768      0    0
GENZYME CORP GENERAL DIVISION  COM              372917104     3070   45494 SH       SOLE              45494      0    0
GFI GROUP                      COM              361652209      270    4890 SH       SOLE               4890      0    0
GLOBAL PAYMENTS INC            COM              37940X102     1514   34401 SH       SOLE              34401      0    0
GLOBAL TELESYSTEMS EUROPE      COM              99naam907        0   33706 SH       SOLE              33706      0    0
GOOGLE                         COM              38259P508     8766   21812 SH       SOLE              21812      0    0
GRANT PRIDECO INC              COM              38821G101      952   25030 SH       SOLE              25030      0    0
GUESS? INC                     COM              401617105      290    5980 SH       SOLE               5980      0    0
GYMBOREE CORP                  COM              403777105     1358   32200 SH       SOLE              32200      0    0
HARSCO CORP.                   COM              415864107     6780   87320 SH       SOLE              87320      0    0
HERSHEY FOODS CORP             COM              427866108     3069   57412 SH       SOLE              57412      0    0
HORNBECK OFFSHORE SERVICES     COM              440543106      283    8460 SH       SOLE               8460      0    0
HUMANA INC                     COM              444859102     2585   39124 SH       SOLE              39124      0    0
ILLINOIS TOOL WORKS INC        COM              452308109     3898   86826 SH       SOLE              86826      0    0
INFORMATICA CORP               COM              45666Q102      283   20830 SH       SOLE              20830      0    0
INTEL CORP                     COM              458140100     5172  251433 SH       SOLE             251433      0    0
INTERNATIONAL GAME TECHNOLOGY  COM              459902102     1201   28943 SH       SOLE              28943      0    0
INTERSIL HOLDING CORP          COM              46069S109     1546   62945 SH       SOLE              62945      0    0
INVENTIV HEALTH INC            COM              46122e105      291    9090 SH       SOLE               9090      0    0
J CREW GROUP INC               COM              46612h402     4419  146940 SH       SOLE             146940      0    0
J.C. PENNY INC                 COM              708160106     5195   75960 SH       SOLE              75960      0    0
JEFFERIES GROUP INC.           COM              472319102     3957  138840 SH       SOLE             138840      0    0
JOHNSON & JOHNSON              COM              478160104     4251   65474 SH       SOLE              65474      0    0
JOS A BANK CLOTHIERS INC.      COM              480838101     1208   40335 SH       SOLE              40335      0    0
JP MORGAN CHASE & CO           COM              46625H100     3336   71040 SH       SOLE              71040      0    0
KLA-TENCOR CORPORATION         COM              482480100     1236   27808 SH       SOLE              27808      0    0
KOHL'S CORP                    COM              500255104     3835   59065 SH       SOLE              59065      0    0
KORN/FERRY INTERNATIONAL       COM              500643200      285   13630 SH       SOLE              13630      0    0
LAMAR ADVERTISING CO           COM              512815101     1519   28440 SH       SOLE              28440      0    0
LIFECELL CORP.                 COM              531927101      290    9000 SH       SOLE               9000      0    0
LIFEPOINT HOSPITALS INC        COM              53219L109     1190   33690 SH       SOLE              33690      0    0
LITTLEFUSE INC                 COM              537008104      361   10400 SH       SOLE              10400      0    0
MARSHALL & ILSLEY CORP         COM              571834100     1113   23100 SH       SOLE              23100      0    0
MATRIA HEALTHCARE INC          COM              576817209      372   13400 SH       SOLE              13400      0    0
MEDTRONIC INC                  COM              585055106     7372  158742 SH       SOLE             158742      0    0
MEMC ELECTRONCS                COM              552715104     2373   64810 SH       SOLE              64810      0    0
MICROCHIP TECHNOLOGY INC       COM              595017104     1910   58919 SH       SOLE              58919      0    0
MICROSOFT CORP                 COM              594918104     4895  178946 SH       SOLE             178946      0    0
MOLEX INC                      COM              608554101     1483   38060 SH       SOLE              38060      0    0
MONSANTO CORP                  COM              61166w101     3118   66326 SH       SOLE              66326      0    0
MONSTER WORLDWIDE INC.         COM              611742107     1537   42495 SH       SOLE              42495      0    0
MOTOROLA INC                   COM              620076109     8280  331200 SH       SOLE             331200      0    0
NALCO HOLDING CO               COM              62985Q101      276   14920 SH       SOLE              14920      0    0
NCI BUILDING SYSTEMS INC       COM              628852105     1167   20070 SH       SOLE              20070      0    0
NETLOGIC MICROSYSTEMS INC      COM              64118b100      231    9100 SH       SOLE               9100      0    0
NETWORK APPLIANCE INC          COM              64120L104     9758  263652 SH       SOLE             263652      0    0
NEWELL RUBBERMAID INC.         COM              651229106     4745  167574 SH       SOLE             167574      0    0
NII HOLDINGS INC               COM              62913f201     9126  146821 SH       SOLE             146821      0    0
NUVASIVE INC                   COM              670704105      349   17370 SH       SOLE              17370      0    0
OFFICE DEPOT INC               COM              676220106     1117   28135 SH       SOLE              28135      0    0
OMNICELL INC                   COM              68213n109      376   21000 SH       SOLE              21000      0    0
OSHKOSH TRUCK CORP             COM              688239201     4683   92794 SH       SOLE              92794      0    0
PARAMETRIC TECHNOLOGY CORP     COM              699173209      345   19780 SH       SOLE              19780      0    0
PETROQUEST ENERGY INC          COM              716748108      645   61840 SH       SOLE              61840      0    0
PINNACLE ENTERTAINMENT CORP    COM              723456109      258    9190 SH       SOLE               9190      0    0
POLO RALPH LAUREN CORP         COM              731572103     1520   23495 SH       SOLE              23495      0    0
QUEST DIAGNOSTICS              COM              74834l100     2010   32862 SH       SOLE              32862      0    0
RF MICRO DEVICES INC           COM              749941100      368   48600 SH       SOLE              48600      0    0
ROCKWELL AUTOMATION INC.       COM              773903109     1388   23896 SH       SOLE              23896      0    0
ROHM & HAAS CO                 COM              775371107     1283   27090 SH       SOLE              27090      0    0
S & P DEPOSITORY RECEIPT       COM              78462F103     1376   10300 SH       SOLE              10300      0    0
SANDISK CORP                   COM              80004C101     7564  141275 SH       SOLE             141275      0    0
SCHLUMBERGER LTD               COM              806857108     4547   73316 SH       SOLE              73316      0    0
SIERRA HEALTH                  COM              826322109     1210   31980 SH       SOLE              31980      0    0
SILICON MOTION TECHNOLOGY ADR  COM              82706C108      307   18440 SH       SOLE              18440      0    0
SOTHEBY'S                      COM              835898107      287    8900 SH       SOLE               8900      0    0
STRATEX NETWORKS INC           COM              86279T109      405   91220 SH       SOLE              91220      0    0
SUN MICROSYSTEMS INC           COM              866810104     2253  455200 SH       SOLE             455200      0    0
SUNOCO INC                     COM              86764p109     1892   30430 SH       SOLE              30430      0    0
SVB FINANCIAL GROUP            COM              78486Q101      234    5240 SH       SOLE               5240      0    0
TELEDYNE TECHNOLOGIES INC      COM              879360105      388    9800 SH       SOLE               9800      0    0
TELLABS INC                    COM              879664100     1041   94940 SH       SOLE              94940      0    0
TEXAS INSTRUMENTS INC          COM              882508104     7853  236179 SH       SOLE             236179      0    0
TJX COMPANIES INC NEW          COM              872540109     5471  195170 SH       SOLE             195170      0    0
TRAMMELL CROW CO               COM              89288r106      447   12250 SH       SOLE              12250      0    0
TRIDENT MICROSYSTEMS INC       COM              895919108      357   15350 SH       SOLE              15350      0    0
TWEEN BRANDS INC               COM              901166108      273    7270 SH       SOLE               7270      0    0
UCBH HOLDINGS INC              COM              90262T308      356   20380 SH       SOLE              20380      0    0
UNITED NATURAL FOODS INC       COM              911163103      264    8510 SH       SOLE               8510      0    0
UNITED TECHNOLOGIES CORP       COM              913017109     7575  119574 SH       SOLE             119574      0    0
UTI WORLDWIDE                  COM              G87210103      262    9360 SH       SOLE               9360      0    0
VALUECLICK INC                 COM              92046N102      276   14910 SH       SOLE              14910      0    0
VASCO DATA SECURITY INTL       COM              92230Y104      306   29500 SH       SOLE              29500      0    0
VULCAN MATERIALS CO            COM              929160109     6625   84670 SH       SOLE              84670      0    0
WALMART STORES INC             COM              931142103     3053   61900 SH       SOLE              61900      0    0
WALT DISNEY CO HOLDING CO      COM              254687106     7072  228815 SH       SOLE             228815      0    0
WEATHERFORD INTERNATIONAL LTD  COM              G95089101      937   22450 SH       SOLE              22450      0    0
WEYERHAEUSER CO                COM              962166104     2978   48390 SH       SOLE              48390      0    0
WHOLE FOODS MARKET INC         COM              966837106     4121   69350 SH       SOLE              69350      0    0
WILLIAMS SCOTSMAN INTL INC     COM              96950g102      248   11615 SH       SOLE              11615      0    0
WYETH                          COM              983024100     6689  131571 SH       SOLE             131571      0    0
XILINX INC                     COM              983919101     1501   68360 SH       SOLE              68360      0    0
XTO ENERGY INC                 COM              98385x106     4408  104612 SH       SOLE             104612      0    0
YUM! BRANDS INC                COM              988498101     3638   69903 SH       SOLE              69903      0    0